Quarterly Holdings Report
for
Fidelity® Small Cap Discovery Fund
July 31, 2023
SMR-NPRT1-0923
1.804843.119
Common Stocks - 95.8%
	Shares	Value ($)
COMMUNICATION SERVICES - 1.3%
Interactive Media & Services - 1.3%
Ziff Davis, Inc. (a)	484,609	35,143,845
CONSUMER DISCRETIONARY - 15.8%
Automobile Components - 3.9%
Adient PLC (a)	820,100	34,903,456
Patrick Industries, Inc.	837,200	72,459,660
		107,363,116
Diversified Consumer Services - 1.7%
Adtalem Global Education, Inc. (a)	327,986	14,182,115
Laureate Education, Inc. Class A	2,524,741	32,367,180
		46,549,295
Household Durables - 4.6%
Helen of Troy Ltd. (a)(b)	335,500	47,406,150
LGI Homes, Inc. (a)(b)	575,420	79,839,525
		127,245,675
Leisure Products - 0.8%
Brunswick Corp.	240,800	20,783,448
Specialty Retail - 3.5%
America's Car Mart, Inc. (a)(b)	306,579	36,519,690
Murphy U.S.A., Inc.	121,800	37,396,254
Upbound Group, Inc.	553,700	19,174,631
Victoria's Secret & Co. (a)	78,120	1,600,679
		94,691,254
Textiles, Apparel & Luxury Goods - 1.3%
Crocs, Inc. (a)	304,100	32,949,235
Wolverine World Wide, Inc.	320,936	4,066,259
		37,015,494
TOTAL CONSUMER DISCRETIONARY		433,648,282
CONSUMER STAPLES - 3.1%
Consumer Staples Distribution & Retail - 3.1%
Performance Food Group Co. (a)	1,099,200	65,688,192
Sprouts Farmers Market LLC (a)	472,351	18,539,777
		84,227,969
ENERGY - 6.9%
Energy Equipment & Services - 3.2%
ShawCor Ltd. Class A (a)(c)	5,671,590	86,451,264
Oil, Gas & Consumable Fuels - 3.7%
Parkland Corp.	1,275,600	34,834,381
Sitio Royalties Corp.	2,435,600	66,589,304
		101,423,685
TOTAL ENERGY		187,874,949
FINANCIALS - 16.4%
Banks - 2.5%
Cadence Bank	1,668,100	41,785,905
First Hawaiian, Inc.	1,300,600	26,909,414
		68,695,319
Capital Markets - 0.6%
Virtus Investment Partners, Inc.	84,200	17,322,466
Consumer Finance - 3.0%
FirstCash Holdings, Inc.	857,000	81,654,960
Financial Services - 0.5%
WEX, Inc. (a)	79,000	14,958,650
Insurance - 9.8%
Assurant, Inc.	316,900	42,626,219
Enstar Group Ltd. (a)	333,300	85,284,804
First American Financial Corp.	1,498,900	95,000,280
Primerica, Inc.	207,847	44,209,057
		267,120,360
TOTAL FINANCIALS		449,751,755
HEALTH CARE - 6.0%
Biotechnology - 1.6%
Blueprint Medicines Corp. (a)	256,100	16,902,600
Cerevel Therapeutics Holdings (a)	493,500	15,096,165
Keros Therapeutics, Inc. (a)	100,000	4,188,000
Vaxcyte, Inc. (a)	128,700	6,185,322
		42,372,087
Health Care Equipment & Supplies - 2.0%
Envista Holdings Corp. (a)	1,471,900	50,648,079
Utah Medical Products, Inc.	50,000	4,916,500
		55,564,579
Health Care Providers & Services - 2.0%
AdaptHealth Corp. (a)	975,700	13,406,118
Owens & Minor, Inc. (a)	2,158,800	41,535,312
		54,941,430
Pharmaceuticals - 0.4%
Arvinas Holding Co. LLC (a)	206,400	5,102,208
Ventyx Biosciences, Inc. (a)	176,900	6,554,145
		11,656,353
TOTAL HEALTH CARE		164,534,449
INDUSTRIALS - 21.8%
Aerospace & Defense - 0.1%
V2X, Inc. (a)	74,259	3,821,368
Building Products - 1.6%
Armstrong World Industries, Inc.	553,100	42,787,816
Commercial Services & Supplies - 1.7%
The Brink's Co.	646,709	47,183,889
Construction & Engineering - 1.1%
EMCOR Group, Inc.	135,300	29,094,912
Electrical Equipment - 0.4%
Vertiv Holdings Co.	391,000	10,169,910
Ground Transportation - 5.9%
TFI International, Inc.	417,000	53,521,950
TFI International, Inc. (Canada)	343,400	44,075,721
XPO, Inc. (a)	913,645	63,260,780
		160,858,451
Professional Services - 8.2%
ASGN, Inc. (a)	621,500	47,432,880
Concentrix Corp.	632,200	52,624,328
Genpact Ltd.	1,062,900	38,360,061
Kforce, Inc.	735,900	46,685,496
Maximus, Inc.	231,666	19,404,344
Persol Holdings Co. Ltd.	1,041,000	20,547,064
		225,054,173
Trading Companies & Distributors - 2.8%
Beacon Roofing Supply, Inc. (a)	731,900	62,701,873
Core & Main, Inc. (a)	460,400	14,553,244
		77,255,117
TOTAL INDUSTRIALS		596,225,636
INFORMATION TECHNOLOGY - 11.7%
Communications Equipment - 1.3%
Lumentum Holdings, Inc. (a)	678,506	35,526,574
Electronic Equipment, Instruments & Components - 5.5%
Coherent Corp. (a)	142,516	6,749,558
Insight Enterprises, Inc. (a)	635,800	93,265,502
TD SYNNEX Corp.	228,600	22,565,106
TTM Technologies, Inc. (a)	1,962,500	28,181,500
		150,761,666
Semiconductors & Semiconductor Equipment - 4.2%
Cirrus Logic, Inc. (a)	434,000	35,067,200
Diodes, Inc. (a)	94,700	8,948,203
Ichor Holdings Ltd. (a)(c)	1,655,700	64,108,704
SMART Global Holdings, Inc. (a)	313,400	8,336,440
		116,460,547
Software - 0.7%
New Relic, Inc. (a)	217,900	18,299,242
TOTAL INFORMATION TECHNOLOGY		321,048,029
MATERIALS - 5.9%
Chemicals - 3.1%
Olin Corp.	1,221,100	70,433,048
The Chemours Co. LLC	410,300	15,172,894
		85,605,942
Construction Materials - 0.7%
Wienerberger AG	581,000	19,049,299
Containers & Packaging - 1.2%
Graphic Packaging Holding Co.	1,304,700	31,573,740
Metals & Mining - 0.9%
ERO Copper Corp. (a)	1,080,100	25,965,321
TOTAL MATERIALS		162,194,302
REAL ESTATE - 4.9%
Equity Real Estate Investment Trusts (REITs) - 0.5%
Douglas Emmett, Inc.	828,500	12,178,950
Real Estate Management & Development - 4.4%
Cushman & Wakefield PLC (a)(b)	4,636,500	45,576,795
Jones Lang LaSalle, Inc. (a)	450,000	74,947,500
		120,524,295
TOTAL REAL ESTATE		132,703,245
UTILITIES - 2.0%
Gas Utilities - 2.0%
Brookfield Infrastructure Corp. A Shares (b)	1,171,900	54,751,168
TOTAL COMMON STOCKS (Cost $2,076,013,369)		2,622,103,629

Money Market Funds - 7.0%
	Shares	Value ($)
Fidelity Cash Central Fund 5.32% (d)	104,797,680	104,818,639
Fidelity Securities Lending Cash Central Fund 5.32% (d)(e)	87,115,237	87,123,949
TOTAL MONEY MARKET FUNDS (Cost $191,942,588)		191,942,588

TOTAL INVESTMENT IN SECURITIES - 102.8% (Cost $2,267,955,957)	2,814,046,217
NET OTHER ASSETS (LIABILITIES) - (2.8)%	(77,504,411)
NET ASSETS - 100.0%	2,736,541,806

Legend

(a)	Non-income producing
(b)	Security or a portion of the security is on loan at period end.
(c)	Affiliated company
(d)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(e)	Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	% ownership, end of period
Fidelity Cash Central Fund 5.32%	136,491,806	259,597,343	291,270,510	738,235	-	-	104,818,639	0.3%
Fidelity Securities Lending Cash Central Fund 5.32%	201,076,847	191,016,604	304,969,502	40,515	-	-	87,123,949	0.3%
Total	337,568,653	450,613,947	596,240,012	778,750	-	-	191,942,588

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds.

Amounts in the dividend income column for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Other Affiliated Issuers
An affiliated company is a company in which the Fund has ownership of at least 5% of the voting securities. Fiscal year to date transactions with companies which are or were affiliates are presented in the table below. Certain corporate actions, such as mergers, are excluded from the amounts in this table if applicable. A dash in the Value end of period ($) column means either the issuer is no longer held at period end, or the issuer is held at period end but is no longer an affiliate.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)
America's Car Mart, Inc.	25,636,371	-	1,237,757	-	(258,823)	12,379,899	-
Ichor Holdings Ltd.	47,345,000	-	1,365,559	-	(741,412)	18,870,675	64,108,704
ShawCor Ltd. Class A	33,281,323	19,492,088	170,779	-	(79,615)	33,928,247	86,451,264
Total	106,262,694	19,492,088	2,774,095	-	(1,079,850)	65,178,821	150,559,968

Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For any foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.
The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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